OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Other Receivables [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

(in thousands of $)	2018	2017
Agent receivables	4,383	4,794
Advances	1,055	664
Claims receivables	579	1,819
Other receivables	20,650	18,160
	26,667	25,437

Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2018 and December 31, 2017.